Ownership	12 Months Ended
Dec. 31, 2023
Disclosure Of Beneficial Ownership [abstract]
Ownership

Note 21—Ownership

The following investors, or groups of affiliated investors, are known by us to beneficially own more than 5% of the Company’s outstanding ordinary shares at December 31, 2023:

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T. Rowe Price Associates, Inc., USA
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Entities affiliated with RA Capital Management, LLC, USA
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Entities affiliated with Artisan Partners Limited Partnership, USA
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Entities affiliated with FMR LLC, USA
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Entities affiliated with Wellington Management Group LLP, USA
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Entities affiliated with Janus Henderson Group plc, United Kingdom
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Avoro Capital Advisors LLC, USA
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Westfield Capital Management Company, L.P., USA

The Company’s American Depository Shares are held through BNY (Nominees) Limited as nominee, of The Bank of New York Mellon, UK (as registered holder of the Company’s outstanding ADSs).